Document and Entity Information	May 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-36491
Entity Registrant Name	CENTURY COMMUNITIES, INC.
Entity Central Index Key	0001576940
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	68-0521411
Entity Address, Address Line One	8390 East Crescent Parkway, Suite 650
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	303
Local Phone Number	770-8300
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false